SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule Of Relevant Exchange Rates Of Us Dollar And Israeli Cpi
	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Brazilian Real
At December 31,
2025	3.190	5.5024	134.40 points
2024	3.647	6.1917	130.94 points
2023	3.627	4.8413	126.83 points
Increase (decrease) during the year:
2025	(12.53)%	(11.13)%	2.64%
2024	0.55%	27.89%	3.24%
2023	3.07%	(7.21)%	2.95%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.

Schedule Of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule Of Intangible Assets Useful Lives
Years
Technology services	5
Other	5